Dec. 31, 2025
First Eagle Rising Dividend Fund | First Eagle Rising Dividend Fund
Investment Objective
First Eagle Rising Dividend Fund (“Rising Dividend Fund” or the “Fund”) seeks capital appreciation and current income.
Fees and Expenses of the Rising Dividend Fund

The following information describes the fees and expenses you may pay if you buy, hold and sell shares of the Rising Dividend Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

You may qualify for sales charge discounts if you, together with certain related accounts, invest, or agree to invest in the future, at least $25,000 in the Rising Dividend Fund. Information about these and other discounts is available from your financial professional and in the How to Purchase Shares and Public Offering Price of Class A Shares sections on pages 210 and 217 respectively, and in the appendix to this Prospectus titled Intermediary-Specific Front-End Sales Load and Waiver Terms.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class I	Class R6
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	5.00	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	1.00*	1.00	None	None
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees**	0.50	0.50	0.50	0.50

Distribution and/or Service (12b-1) Fees	0.25	1.00	None	None

Other Expenses	0.24	0.19	0.22	0.15
Total Annual Operating Expenses (%)	0.99	1.69	0.72	0.65
Fee Waiver and/or Expense Reimbursement**	-0.09	-0.04	-0.07	None
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement (%)	0.90	1.65	0.65	0.65
*	A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

**

First Eagle Investment Management, LLC (the “Adviser”) has contractually agreed to waive and/ or reimburse certain fees and expenses of Classes A, C, I and R6 so that the total annual operating expenses (excluding interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, dividend and other expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 0.90%, 1.65%, 0.65% and 0.65% of average net assets, respectively. Each of these undertakings lasts until February 28, 2027 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Classes A, C, I and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) 0.90%, 1.65%, 0.65% and 0.65% of the class’ average net assets, respectively; or (2) if applicable, the then-current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I	Class R6
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	5.00	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	1.00*	1.00	None	None
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees**	0.50	0.50	0.50	0.50

Distribution and/or Service (12b-1) Fees	0.25	1.00	None	None

Other Expenses	0.24	0.19	0.22	0.15
Total Annual Operating Expenses (%)	0.99	1.69	0.72	0.65
Fee Waiver and/or Expense Reimbursement**	-0.09	-0.04	-0.07	None
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement (%)	0.90	1.65	0.65	0.65
*	A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

**

First Eagle Investment Management, LLC (the “Adviser”) has contractually agreed to waive and/ or reimburse certain fees and expenses of Classes A, C, I and R6 so that the total annual operating expenses (excluding interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, dividend and other expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 0.90%, 1.65%, 0.65% and 0.65% of average net assets, respectively. Each of these undertakings lasts until February 28, 2027 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Classes A, C, I and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) 0.90%, 1.65%, 0.65% and 0.65% of the class’ average net assets, respectively; or (2) if applicable, the then-current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.

Example

The following example is intended to help you compare the cost of investing in the Rising Dividend Fund with the cost of investing in other mutual funds. This hypothetical example assumes you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all shares at the end of those periods. The example also assumes the average annual return is 5% and operating expenses remain the same (except that the fee waiver is taken into account only for the one-year expense example). Please keep in mind your actual costs may be higher or lower.

Share Status	1 Year	3 Years	5 Years	10 Years
Class A
Sold or Held	$587	$791	$1,011	$1,645
Class C (shares have a one year contingent deferred sales charge)
Sold	$268	$529	$914	$1,994

Held	$168	$529	$914	$1,994
Class I
Sold or Held	$66	$223	$394	$888
Class R6
Sold or Held	$66	$208	$362	$810

Share Status	1 Year	3 Years	5 Years	10 Years
Class A
Sold or Held	$587	$791	$1,011	$1,645
Class C (shares have a one year contingent deferred sales charge)
Sold	$268	$529	$914	$1,994

Held	$168	$529	$914	$1,994
Class I
Sold or Held	$66	$223	$394	$888
Class R6
Sold or Held	$66	$208	$362	$810

Portfolio Turnover Rate

The Rising Dividend Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example above, affect the Fund’s performance. During the most recent fiscal year, the Rising

Dividend Fund’s portfolio turnover rate was 12.52% of the average value of its portfolio.

Principal Investment Strategies

To achieve its objective of capital appreciation and current income, under normal circumstances the Fund will primarily invest in domestic stocks and, to a lesser extent, debt and foreign equity instruments (including American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts). The Fund’s investments in foreign equity instruments can be denominated in any applicable foreign currency. Normally, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) are invested in dividend paying equity securities where the dividends are expected to increase over time. Such investments include common stock, hybrid instruments such as preferred stock and convertible securities, and real estate investment trusts.

The Fund also may invest in warrants, corporate bonds and other debt instruments, repurchase agreements and derivatives. The Fund “counts” relevant derivative positions towards its “80% of assets” allocation and, in doing so, values each position at the price at which it is held on the Fund’s books (generally market price, but anticipates valuing each such position for purposes of assessing compliance with this test at notional value).

In selecting companies for investment, the Adviser seeks to identify what it considers to be high quality companies. While a company selected for investment may not meet all of these characteristics, the Adviser considers a high quality company to demonstrate, in the opinion of the Adviser, some or all of the following: durable competitive advantage(s); conservative capital structure; prudent management; and attractive financial metrics, including the capacity to grow dividends. The Adviser generally will sell an investment if it no longer meets these criteria.

The derivatives in which the Fund may invest include written covered call and put options on equity or debt securities. The Fund may write “covered” call (and put) options on equity or debt securities in seeking to enhance investment return and to hedge against declines (or increases) in the prices of portfolio securities.

The Fund may enter into certain types of repurchase agreements, primarily as a cash management strategy.

The investment philosophy and strategy of the Fund can be broadly characterized as a “value” approach, as it generally seeks a “margin of safety”

in its investment purchases with the goal being to avoid permanent impairment of capital (as opposed to temporary losses in share value relating to shifting investor sentiment or other normal share price volatility). In particular, a discount to “intrinsic value” is sought even for the best of businesses, with a deeper discount demanded for companies that we view as under business model, balance sheet, management or other stresses. “Intrinsic value” is based on our judgment of what a prudent and rational business buyer would pay in cash for all of the company in normal markets. See also Defensive Investment Strategies.

Investment decisions for the Fund are made without regard to the capitalization (size) of the companies in which it invests. The Fund may invest in debt securities generally without regard to their credit rating, time to maturity or duration. “Duration” is a way of measuring a debt security’s sensitivity to a potential change in interest rates. However, the Fund has no current intention of investing more than 5% of its net assets in debt instruments that are below investment grade (commonly referred to as “high yield” or “junk” bonds).

The Fund is a “non-diversified” fund. It generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

For more information about the Rising Dividend Fund’s principal investment strategies, please see the More Information about the Funds’ Investments section.

Investment Results

Effective March 1, 2023, the Fund changed its name and principal investment strategy. In addition, in August 2020, the Adviser assumed sole responsibility for managing the Fund. Prior to then, the Fund pursued a different investment objective and principal investment strategy. Performance for the periods prior to March 1, 2023 and August 14, 2020 shown below is based on the investment strategies utilized by the Fund at those times.

The following information provides an indication of the risks of investing in the Rising Dividend Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for the periods shown compare with those of one or more broad measures of market performance, which have characteristics relevant to the Fund’s investment strategy. The index is described in the Fund Indices section. As with all mutual funds, past performance is not an indication of future performance (before or after taxes).

After-tax returns are calculated using the highest individual U.S. federal income tax rate for each year, and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your individual tax situation. After-tax returns are not relevant to investors in tax-deferred accounts, such as 401(k) plans or individual retirement accounts.

Updated performance information is available at www.firsteagle.com/funds/rising-dividend-fund or by calling 800.334.2143. As with all mutual funds, past performance is not an indication of future performance (before or after taxes).

The following bar chart assumes reinvestment of dividends and distributions and does not reflect any sales charges. If sales charges were included, the returns would be lower.

Calendar Year Total Returns—Class A

Best Quarter*		Worst Quarter*
First Quarter 2019	18.65%	First Quarter 2020	-23.72%

*	For the period presented in the bar chart above.

Average Annual Total Returns as of December 31, 2025

The following table discloses after-tax returns only for Class A shares. After-tax returns for Class C, Class I and Class R6 shares will vary. While only partial information is shown for Class R6 shares (because it is more recently organized), annual returns for Class R6 shares would have been substantially similar to those shown here. Class R6 shares are invested in the same portfolio of securities and the annual returns differ only to the extent that Class R6 shares do not have the same expenses as the classes for which more extended performance is shown. Comparative expense information is in the Fees and Expenses table.

	1 Year	5 Years	10 Years	Class R6 Inception (3/1/17)
First Eagle Rising Dividend Fund
Class A Shares
Return Before Taxes	17.61%	9.82%	7.19%	—

Return After Taxes on Distributions	14.78%	7.72%	4.73%	—

Return After Taxes on Distributions and Sales of Fund Shares	11.67%	7.24%	4.94%	—
Class C Shares
Return Before Taxes	21.92%	10.12%	6.94%	—
Class I Shares
Return Before Taxes	24.15%	11.23%	8.04%	—
Class R6 Shares
Return Before Taxes	24.18%	11.24%	—	8.42%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%	14.70%

First Eagle Rising Dividend Fund
Summary Information